CONDENSED CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 207,921	$ 4,458
Prepaid expenses	295,000	100,000
Total current assets	502,921	104,458
Total assets	502,921	104,458
Current liabilities:
Accounts payable and accrued expenses	834,910	2,372,072
Shares to be issued	247,707	247,707
Accrued payroll-officers	239,750	209,750
Advances from former officer	720	720
Advances from officer	10,000
Notes payable	879,157	34,000
Deferred revenue	74,225	74,225
Convertible notes payable, net	635,714	1,956,922
Purchase liability	300,000	300,000
Derivative liability		3,156,582
Total current liabilities	3,222,183	8,351,979
Total liabilities	3,222,183	8,351,979
Stockholders' Deficit
Preferred stock, par value $0.0001: 20,000,000 shares authorized;4,250,579 issued and outstanding as of September 30, 2021, and December 31, 2020	425	413
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,372,757,161 and 1,211,495,162 shares issued and outstanding, as of September 30, 2021, and December 31, 2020, respectively	137,275	121,149
Additional paid-in capital	10,548,671	8,386,593
Accumulated deficit	(13,405,633)	(16,755,676)
Total stockholders’ deficit	(2,719,262)	(8,247,521)
Total Liabilities and Stockholders’ Deficit	$ 502,921	$ 104,458